CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss for the year	$ (1,885,332)	$ (1,906,297)	$ (1,872,121)
Items not involving cash:
Depreciation	0	2,589	5,176
Loss on disposal of equipment	0	2,105	0
Mineral exploration expenses	23,796	21,520	(179,800)
Share-based payment	141,124	110,564	270,698
Write-down of due from optionee	0	1	238,705
Write-down of exploration and evaluation assets	0	71,289	0
Write-down of exploration and evaluation assets	49,962	0	0
Changes in non-cash working capital items
VAT receivables	14,358	6,510	300,722
Due from optionees	(14,666)	(28,557)	68,577
Prepaid expenses and advances	(24,034)	19,818	65,650
Other receivables	(93,278)	(11,121)	(19,438)
Accounts payable and accrued liabilities	486,711	82,982	(475,300)
Accounts payable owed by optionees	(45,464)	(31,124)	(80,538)
Due from/to related parties	39,129	(7,842)	(24,176)
Funds held for optionees	(167,910)	163,735	4,175
Exchange difference arising on the translation of foreign subsidiaries	(23,469)	24,496	(24,802)
Net cash (used in) operating activities	(1,499,073)	(1,479,332)	(1,722,472)
Cash flows from investing activities
Net proceeds from investments - available for sale	0	84,862	2,245
Net proceeds from sale of equipment	0	12,167	0
Property deposits	0	40,589	51,569
Purchase of equipment	(6,810)	(13,630)	0
Net cash provided by (used in) investing activities	(6,810)	123,988	53,814
Cash flows from financing activities
Proceeds from issuance of common shares	1,282,000	1,242,000	2,105,950
Share issue costs	(20,533)	(58,323)	(76,847)
Net cash provided by financing activities	1,261,467	1,183,677	2,029,103
Change in cash for the year	(244,416)	(171,667)	360,445
Cash, beginning of the year	350,704	522,371	161,926
Cash, end of the year	106,288	350,704	522,371
Cash comprised of
Cash	106,288	182,794	518,196
Restricted cash	0	167,910	4,175
Supplementary information
Interest received	$ 1,181	$ 2,068	$ 3,056